UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

Investment Company Act file number:  811-6259

                          Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street

P.O. Box 82535

                      Lincoln, NE  68501-2535

(Address of principal executive offices)

Jon C. Gross

Stratus Fund, Inc.

P.O. box 82535

                 Lincoln, Nebraska  68501-2535

(Name and address of agent for service)

Registrant’s telephone number:

(402) 323-1846

(888) 769-2362

Date of fiscal year end:

June 30

Date of reporting period:

December 31, 2015

Item 1.  Report to Stockholders

STRATUS FUND, INC.

Semi-Annual Report to Shareholders

December 31, 2015

Table of Contents

Performance

1

Expense Example

3

Financial Statements

Schedules of Investments

5

Statement of Assets and Liabilities

10

Statement of Operations

11

Statement of Changes in Net Assets

12

Financial Highlights

13

Notes to Financial Statements

17

Approval of Investment Advisory Agreement

26

Other Information

28

PERFORMANCE

Average Annual Return

End of Period (12/31/2015) Values

1 Year

(3.01%)

Growth Institutional Shares

$1,204,056.50

5 Years

8.95%

S&P 500

$1,717,677.00

10 Years

4.75%

Average Annual Return

End of Period (12/31/2015) Values

1 Year

(7.37%)

Growth Retail Shares

$22,186.47

5 Years

7.97%

S&P 500

$28,140.03

10 Years

4.29%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.  Average annual return in the chart above assumes reinvestment of dividends and capital gains.  Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares.

Average Annual Return

End of Period (12/31/2015) Values

1 Year

0.15%

Government Securities Institutional Shares

$566,639.00

5 Years

1.24%

Merrill Lynch U.S. Treasury Inter-Term Bond

$664,329.00

10 Years

3.02%

Average Annual Return

End of Period (12/31/2015) Values

1 Year

(2.86%)

Government Securities Institutional Shares

$17,700.64

5 Years

0.64%

Merrill Lynch U.S. Treasury Inter-Term Bond

$20,569.13

10 Years

2.72%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.  Average annual return in the chart above assumes reinvestment of dividends and capital gains.  Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares.

EXPENSE EXAMPLE

As a shareholder of Stratus Fund, Inc. (the Fund) you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at July 1, 2015 and held until December 31, 2015.

The “Actual” section of the table provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Six Months Ended December 31, 2015” to estimate the expenses you paid on your account during this period.

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
(Unaudited)

	Beginning Account Value at July 1, 2015	Ending Account Value Using Actual Return at December 31, 2015	Expenses Paid During Six Months Ended December 31, 2015*

Actual
Growth Institutional	$1,000.00	$962.80	$5.38
Growth Retail	$1,000.00	$919.90	$5.26
Government Securities Institutional	$1,000.00	$996.00	$4.16
Government Securities Retail	$1,000.00	$966.10	$4.10

	Beginning Account Value at July 1, 2015	Ending Account Value Using 5% Return at December 31, 2015	Expenses Paid During Six Months Ended December 31, 2015*
Hypothetical (5% return before expenses)
Growth Institutional	$1,000.00	$1,019.66	$5.53
Growth Retail	$1,000.00	$1,019.66	$5.53
Government Securities Institutional	$1,000.00	$1,020.96	$4.22
Government Securities Retail	$1,000.00	$1,020.96	$4.22

* Expenses are equal to the Fund's annualized expense ratio of 1.09% (Growth Portfolio Institutional and Retail Shares) and 0.83%
(Government Securities Portfolio Institutional and Retail Shares), multiplied by the average account value over the period, multiplied by 184 days divided by 366 days (to reflect the one-half year period).

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2015
(Unaudited)

		Percent of
Shares	Common Stock - 97.98%	Net Assets	Fair Value

	Basic Materials	1.21%
30,000	Allegheny Technologies, Inc.		$337,500
5,000	Potash Corp. of Saskatchewan, Inc.		85,600
			423,100

	Consumer Discretionary	10.67%
13,000	Comcast Corp.		733,590
5,000	Genuine Parts Co.		429,450
15,000	Lowe's Companies, Inc.		1,140,600
13,500	Walt Disney Co.		1,418,580
			3,722,220

	Consumer Staples	11.38%
9,000	CVS Caremark Corp.		879,930
10,000	General Mills, Inc.		576,600
10,000	Pepsico, Inc.		999,200
9,000	Procter & Gamble Co.		714,690
7,000	Wal-Mart Stores, Inc.		429,100
11,000	Whole Foods Market, Inc.		368,500
			3,968,020

	Energy	8.46%
4,000	Core Laboratories NV		434,960
10,500	Exxon Mobil Corp.		818,475
12,000	Occidental Petroleum Corp.		811,320
37,000	Spectra Energy Corp.		885,780
			2,950,535

	Financials	16.96%
4	Berkshire Hathaway, Inc. - A *		791,200
1,000	BlackRock, Inc.		340,520
14,000	Capital One Financial Corp.		1,010,520
2,000	Goldman Sachs Group, Inc.		360,460
16,000	JPMorgan Chase & Co.		1,056,480
12,000	MetLife, Inc.		578,520
10,000	Realty Income Corp.		516,300
38,000	Redwood Trust, Inc.		501,600
14,000	Wells Fargo & Company		761,040
			5,916,640

	Health Care	16.64%
15,000	Abbott Laboratories		673,650
13,000	AbbVie, Inc.		770,120
2,000	Biogen, Inc. *		612,700
5,000	Edwards Lifesciences Corp. *		394,900
9,000	ICON Public Limited Company *		699,300
10,000	Johnson & Johnson		1,027,200
5,126	Medtronic plc		394,292
2,000	Novartis AG		172,080
9,000	United Health Group, Inc.		1,058,760
			5,803,002

5

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2015
(Unaudited)

		Percent of
Shares	Common Stock	Net Assets	Fair Value

	Industrials	10.23%
3,000	3M Co.		451,920
20,000	Expeditors International of Washington, Inc.		902,000
37,789	General Electric Co.		1,177,127
11,500	ITT Corp.		417,680
13,075	Synchrony Financial *		397,611
12,000	Terex Corp.		221,760
			3,568,098

	Technology	19.79%
400	Alphabet, Inc. Class A *		$311,204
701	Alphabet, Inc. Class C *		531,975
9,000	Apple, Inc.		947,340
17,000	EMC Corp.		436,560
20,000	Juniper Networks, Inc. *		552,000
20,000	Microsoft Corp.		1,109,600
32,000	Nuance Communications, Inc. *		636,480
12,000	Oracle Corp.		438,360
4,000	PayPal Holdings, Inc. *		144,800
14,000	QUALCOMM, Inc.		699,790
20,000	Texas Instruments, Inc.		1,096,200
			6,904,309

	Telecommunications	0.61%
4,575	Verizon Communications, Inc.		211,457

	Utilities	2.03%
18,000	ITC Holdings Corp.		706,500

	Other Securities - 1.88%
654,410	Goldman Sachs Financial Square Government Fund	1.88%	654,410

	Total investments in securities (cost $23,676,605)	99.86%	$34,828,291
	Other assets, less liabilities	0.14%	50,081
	NET ASSETS	100.00%	$34,878,372

*Indicates nonincome-producing security

Industry classifications are unaudited

See accompanying notes to financial statements 6

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2015
(Unaudited)

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	25.63%
500,000	Federal Home Loan Bank 1.90% due 7/28/20		$501,904
1,500,000	Federal Home Loan Bank 2.00% due 9/13/19		1,520,265
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,242,798
1,000,000	Federal Home Loan Mortgage 1.05% due 1/29/18		1,000,225
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,177,727
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,013,935
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,107,584
			9,564,438

	Mortgage Backed Securities	13.56%
1,975,874	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		1,959,035
176,148	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		183,330
38,223	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		39,531
7,404	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		7,517
7,312	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		7,396
3,548	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		3,572
1,829	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		1,855
167,346	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		172,525
3,595	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		3,618
4,789	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		4,851
106,817	Government National Mortgage Assn. Pool 4.50% due 5/15/18		109,679
265,552	Government National Mortgage Assn. Pool 5.00% due 11/15/33		295,995
91,170	Government National Mortgage Assn. Pool ARM due 8/20/32		94,210
120,766	Government National Mortgage Assn. Pool ARM due 8/20/34		124,991
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,050,552
			5,058,657

	Treasury Notes/Bonds/Inflation Protected Securities	40.96%
2,000,000	US Treasury Note 1.125% due 6/15/18		1,995,312
2,000,000	US Treasury Note 1.375% due 7/31/18		2,007,656
1,000,000	US Treasury Note 2.00% due 2/15/25		977,539
1,500,000	US Treasury Note 2.125% due 5/15/25		1,480,430
2,000,000	US Treasury Note 2.75% due 2/15/19		2,083,984
2,000,000	US Treasury Note 5.125% due 5/15/16		2,033,984
2,270,600	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,341,645
2,227,840	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,362,324
			15,282,874

	Corporate Bonds	7.93%
798,000	Archer Daniels 5.45% due 3/15/18		862,332
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,032,863
500,000	Oracle Corp 1.2% due 10/15/17		500,265
500,000	Pfizer, Inc. 6.20% due 3/15/19		562,498
			2,957,958

	Student Loans	8.43%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,721,044
1,500,000	SLMA 2007-5 B-2 due 1/26/43		1,424,122
			3,145,166

	Other Securities	2.93%
1,093,207	JP Morgan U.S. Government Fund		1,093,207

	Total investments in securities (cost $36,071,637)	99.44%	$37,102,300
	Other assets, less liabilities	0.56%	210,049
	TOTAL NET ASSETS	100.00%	$37,312,349

See accompanying notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Unaudited)

		Government
	Growth	Securities
Assets:	Portfolio	Portfolio
Investments in securities at fair value
(cost $23,676,605 and $36,071,637)	$ 34,828,291	$ 37,102,300
Accrued interest and dividends receivable	62,247	213,995
Prepaid expense	1,434	1,434
Total assets	$ 34,891,972	$ 37,317,729

Liabilities:
Accrued expenses, including investment management
and distribution expense payable to adviser,
administrator and distributor (note 4)	13,600	5,380
Total liabilities	13,600	5,380

Net assets applicable to outstanding capital stock	$ 34,878,372	$ 37,312,349

Net assets are represented by:
Capital stock, authorized 20 million and 10 million shares respectively;
outstanding, at $.001 par (note 6)	$ 2,260	$ 3,713
Additional paid-in capital	22,622,074	36,244,703
Accumulated undistributed net investment gain	-	32,995
Accumulated net realized gain on investments	1,102,352	275
Unrealized appreciation	11,151,686	1,030,663
Total net assets applicable to shares outstanding	$ 34,878,372	$ 37,312,349

Shares outstanding and net asset value per share:
Institutional class net assets	$ 34,722,618	$ 37,309,142
Institutional shares of Capital Stock outstanding	2,250,528	3,713,014
Net Asset Value and offering price per share - Institutional shares	$ 15.43	$ 10.05

Retail class net assets	$ 155,754	$ 3,207
Retail shares of Capital Stock outstanding	10,291	319
Net Asset Value per share - Retail shares	$ 15.14	$ 10.05
Maximum sales charge (note 4)	0.71	0.31
Maximum offering price to public	$ 15.85	$ 10.36

See accompanying notes to financial statements 10

STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2015
(Unaudited)

		Government
	Growth	Securities
Investment income:	Portfolio	Portfolio

Dividends	$ 450,108	$ 121
Interest	-	552,250
Other income	77	-
Total investment income	$ 450,185	$ 552,371

Expenses:
Investment advisory fees (note 4)	$ 99,182	$ 48,272
Administration fees (note 4)	49,591	48,272
Accounting and auditing	26,493	24,407
Directors' compensation	22,500	22,500
Securities pricing	3,446	4,510
Other operating expenses	14,637	12,209
Total expenses	215,849	160,170
Net investment income	$ 234,336	$ 392,201

Realized and unrealized gain (loss) on investments:
Net realized gain	$ 2,243,459	$ 21,296
Net unrealized appreciation (depreciation)
Beginning of period	15,202,861	1,610,982
End of period	11,151,686	1,030,663
Net unrealized depreciation	(4,051,175)	(580,319)
Net realized and unrealized gain (loss) on investments	(1,807,716)	(559,023)

Net decrease in net assets resulting from operations	($1,573,380)	($166,822)

See accompanying notes to financial statements 11

STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended December 31, 2015 and the
Year Ended June 30, 2015

			Government
	Growth Portfolio		Securities Portfolio
	Period Ended		Period Ended
	December 31, 2015	Year Ended	December 31, 2015	Year Ended
			(Unaudited)	June 30, 2015
Operations:	(Unaudited)	June 30, 2015
Net investment income	$ 234,336	$ 461,561	$ 392,201	$ 741,851
Net realized gain on investments	2,243,459	8,078,575	21,296	110,281
Unrealized depreciation	(4,051,175)	(6,186,242)	(580,319)	(454,158)
Net increase (decrease) in net assets resulting from operations	(1,573,380)	2,353,894	(166,822)	397,974

Distributions to shareholders from:
Net investment income
Institutional Class	442,724	938,817	359,798	768,884
Retail Class	2,015	3,501	30	56
	444,739	942,318	359,828	768,940
Net realized gains
Institutional Class	8,089,335	2,287,055	51,871	-
Retail Class	32,878	6,426	4	-
	8,122,213	2,293,481	51,875	-

Total distributions	8,566,952	3,235,799	411,703	768,940

Capital share transactions (note 6):
Proceeds from sales	1,633,722	2,902,723	3,718,095	6,433,211
Payment for redemptions	(3,358,357)	(19,106,095)	(4,495,988)	(20,047,980)
Reinvestment of net investment income	264,727	538,522	158,298	401,111
Reinvestment of net realized gains	4,370,977	1,517,025	22,659	-
Total increase (decrease) from capital share transactions	2,911,069	(14,147,825)	(596,936)	(13,213,658)
Total decrease in net assets	(7,229,263)	(15,029,730)	(1,175,461)	(13,584,624)

Net Assets:
Beginning of period	42,107,635	57,137,365	38,487,810	52,072,434
End of period	$ 34,878,372	$ 42,107,635	$ 37,312,349	$ 38,487,810

Undistributed net investment income:	$ -	$ 163,762	$ 32,995	$ 1,588

See accompanying notes to financial statements		12

GROWTH PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2015 and the
Years Ended June 30, 2015, 2014, 2013, 2012, and 2011

	Period Ended
	December 31, 2015
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value:
Beginning of period	$ 20.49		$ 20.69	$ 17.61	$ 15.11	$ 15.27	$ 12.30
Income from investment operations
Net investment income	0.12		0.30	0.36	0.19	0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.88)		0.80	3.59	2.49	(0.20)	2.94
Total income (loss) from investment operations	(0.76)		1.10	3.95	2.68	(0.03)	3.05

Less distributions
Dividends from net investment income	(0.20)		(0.45)	(0.18)	(0.18)	(0.13)	(0.08)
Distribution from net realized gains	(4.10)		(0.85)	(0.69)	0.00	0.00	0.00
Total distributions	(4.30)		(1.30)	(0.87)	(0.18)	(0.13)	(0.08)

End of period	$ 15.43		$ 20.49	$ 20.69	$ 17.61	$ 15.11	$ 15.27

Total return:	(3.72%)		5.45%	22.98%	17.94%	(0.13%)	24.84%

Ratios/Supplemental data:
Net assets, end of period	$ 34,722,618		$ 41,945,791	$ 56,977,333	$ 56,563,941	$ 53,332,085	$ 60,640,002
Ratio of expenses to average net assets	1.09%	(a)	1.17%	1.19%	1.20%	1.18%	1.18%
Ratio of net investment income to average net assets	1.18%	(a)	0.94%	1.73%	1.07%	1.03%	0.73%
Portfolio turnover rate	4.67%		7.66%	8.36%	16.21%	20.22%	29.56%

Per share amounts calculated on average shares outstanding

(a) Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements				13

FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2015 and the
Years Ended June 30, 2015, 2014, 2013, 2012, and 2011

	Period Ended
	December 31, 2015
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value:
Beginning of period (a)	$ 20.18		$ 20.40	$ 17.37	$ 14.91	$ 15.07	$ 12.14
Income from investment operations
Net investment income	0.12		0.30	0.36	0.19	0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.86)		0.78	3.54	2.45	(0.20)	2.90
Total income (loss) from investment operations	(0.74)		1.08	3.90	2.64	(0.03)	3.01

Less distributions
Dividends from net investment income	(0.20)		(0.45)	(0.18)	(0.18)	(0.13)	(0.08)
Distribution from net realized gains	(4.10)		(0.85)	(0.69)	0.00	0.00	0.00
Total distributions	(4.30)		(1.30)	(0.87)	(0.18)	(0.13)	(0.08)

End of period (a)	$ 15.14		$ 20.18	$ 20.40	$ 17.37	$ 14.91	$ 15.07

Total return: (a)	(3.68%)		5.42%	23.01%	17.91%	(0.13%)	24.84%

Ratios/Supplemental data:
Net assets, end of period	$ 155,754		$ 161,844	$ 160,032	$ 187,182	$ 191,582	$ 197,390
Ratio of expenses to average net assets	1.09%	(b)	1.17%	1.19%	1.20%	1.18%	1.18%
Ratio of net investment income to average net assets	1.18%	(b)	0.94%	1.73%	1.07%	1.03%	0.73%
Portfolio turnover rate	4.67%		7.66%	8.36%	16.21%	20.22%	29.56%

Per share amounts calculated on average shares outstanding

(a) Excludes maximum sales load of 4.5%
(b)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2015 and the
Years Ended June 30, 2015, 2014, 2013, 2012, and 2011

	Period Ended
	December 31, 2015
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value:
Beginning of period	$ 10.20		$ 10.29	$ 10.35	$ 10.71	$ 10.57	$ 10.58
Income from investment operations
Net investment income	0.11		0.20	0.19	0.22	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.15)		(0.11)	(0.06)	(0.35)	0.13	(0.01)
Total income (loss) from investment operations	(0.04)		0.09	0.13	(0.13)	0.39	0.28

Less distributions
Dividends from net investment income	(0.10)		(0.18)	(0.19)	(0.23)	(0.25)	(0.29)
Total distributions	(0.11)		(0.18)	(0.19)	(0.23)	(0.25)	(0.29)

End of period	$ 10.05		$ 10.20	$ 10.29	$ 10.35	$ 10.71	$ 10.57

Total return:	(0.40%)		0.86%	1.25%	(1.28%)	3.68%	2.67%

Ratios/Supplemental data:
Net assets, end of period	$ 37,309,142		$ 38,484,589	$ 52,069,241	$ 52,661,697	$ 55,590,696	$ 56,405,643
Ratio of expenses to average net assets	0.83%	(a)	0.93%	0.95%	0.95%	0.92%	0.94%
Ratio of net investment income to average net assets	2.03%	(a)	1.65%	1.87%	2.05%	2.37%	2.76%
Portfolio turnover rate	3.31%		21.00%	8.83%	17.52%	20.19%	6.96%

Per share amounts calculated on average shares outstanding

(a) Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2015 and the
Years Ended June 30, 2015, 2014, 2013, 2012, and 2011

	Period Ended
	December 31, 2015
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value:
Beginning of period (a)	$ 10.20		$ 10.29	$ 10.35	$ 10.71	$ 10.57	$ 10.58
Income from investment operations
Net investment income	0.11		0.20	0.19	0.22	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.15)		(0.11)	(0.06)	(0.35)	0.13	(0.01)
Total income (loss) from investment operations	(0.04)		0.09	0.13	(0.13)	0.39	0.28

Less distributions
Dividends from net investment income	(0.10)		(0.18)	(0.19)	(0.23)	(0.25)	(0.29)
Total distributions	(0.11)		(0.18)	(0.19)	(0.23)	(0.25)	(0.29)

End of period (a)	$ 10.05		$ 10.20	$ 10.29	$ 10.35	$ 10.71	$ 10.57

Total return: (a)	(0.40%)		0.87%	1.27%	(1.27%)	3.70%	2.65%

Ratios/Supplemental data:
Net assets, end of period	$ 3,207		$ 3,221	$ 3,193	$ 3,153	$ 3,194	$ 3,079
Ratio of expenses to average net assets	0.83%	(b)	0.93%	0.95%	0.95%	0.92%	0.94%
Ratio of net investment income to average net assets	2.03%	(b)	1.65%	1.87%	2.05%	2.37%	2.76%
Portfolio turnover rate	3.31%		21.00%	8.83%	17.52%	20.19%	6.96%

Per share amounts calculated on average shares outstanding

(a) Excludes maximum sales load of 3.0%
(b)Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2015

1.

Organization

Stratus Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  At December 31, 2015, the following series were authorized and had shares outstanding:

1) Growth Portfolio

2) Government Securities Portfolio

Both the Growth Portfolio and the Government Securities  Portfolio (each a Portfolio and collectively the Portfolios) have two classes of shares authorized and outstanding: retail and institutional.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its Portfolios’ financial statements.

Use of Estimates

In preparing its Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, as of the date of the financial statements, and changes in net assets for the period.  Actual results could differ from those estimates.

Valuation of Investments

Investment securities are carried at fair value determined using the following valuation methods:

•

Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price, as reported by an independent pricing service.  Investments in mutual funds are valued at the quoted net asset value for the fund.  Debt securities held by the Portfolios are valued using market quotations when available.

•

In the event that the price of a security is not available from the pricing services, one or more brokerage firms are contacted to obtain the most recent price available for the security.

•

Securities including bonds, restricted securities or other assets for which reliable recent market quotations are not readily available are valued at fair market value, as determined in good faith under the direction of the Board of Directors.  Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

All securities are valued at the close of each business day.

The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2015, the Growth Portfolio had no such exchange traded options nor were any purchased during the period then ended.

Each Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale).  When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer.  The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities.  A gain or loss is recognized upon the termination of the short sale if the market price at termination is less than or greater than the proceeds originally received.  The Portfolios did not enter into any short sale transactions for the period ended December 31, 2015.

Security Transactions and Investment Income

Security transactions are accounted for on the date securities are purchased or sold (trade date).  Dividend income is recognized on the ex-dividend date and interest income is accrued daily.  Amortization of premium and accretion of discount is accrued daily using the constant yield method and is included in interest income.  Realized investment gains and losses are determined by specifically identifying the issue sold.

Expenses

With the exception of class-specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets.  Class-specific expenses are borne solely by that class.

Federal Income Taxes

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code, as amended (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by each Portfolio to its shareholders within the time period allowed by the Federal law.  Consequently, no liability for Federal income taxes has been imposed. The Code’s requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America.  These book/tax differences are either temporary or permanent in nature.  To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated undistributed net investment income or accumulated net realized gain/loss, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax.  There will be no net realized gain distributions until the net realized capital loss carryforwards have been offset or expired.

The Portfolios have no material uncertain tax benefits as of December 31, 2015.  All tax years prior to the fiscal year ended June 30, 2012 are closed to examination.  It is the policy of the Portfolios to recognize accrued interest and penalties related to uncertain tax benefits in income taxes.

Distribution to Shareholders

Dividends to shareholders are recorded on the ex-dividend date.  The Government Securities Portfolio may declare dividends monthly and the Growth Portfolio may declare dividends annually.  The dividends declared become payable immediately.  Net realized gains, if any, are distributed annually.

Fair Value Measurements

The Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The various inputs that may be used to determine the fair value are summarized in three levels:

Level 1 -

Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 -

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as Level 1 and 2 securities.  However, if key inputs are unobservable, or if the investments are illiquid and there is very limited trading activity, the investments are generally classified as Level 3

In measuring fair value, the Fund primarily uses valuations based on market data.  The inputs used for each asset class is as follows:

Level 1

•

Common Stock – Comprised of actively traded, exchange listed equity securities.  Valuation is determined by quoted prices in active markets.

•

Money Markets – Comprised of money market funds that have daily quoted net asset values.

Level 2

•

Government Agency Bonds – Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Mortgage Backed Securities – Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Treasury Notes/Bonds/Inflation Protected Securities – Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Corporate Bonds – Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Level 3

•

Student Loan Asset Backed Securities – Valuation is determined using a combination of the following inputs: 1) Discounted Cash Flow Model Valuation – where the expected cash flows are discounted to the present using a yield that incorporates compensation for a lack of liquidity. 2) Market Comparables Method – where the securities are valued based on closed transactions and secondary market indications that reflect the discounts that buyers demand when purchasing similar securities.  Additional adjustments are made to incorporate trading activity in securities from the same issuance trust.  The Fund does not develop the unobservable inputs used in measuring fair value of its Level 3 securities. Therefore, quantitative information about the significant unobservable inputs used in the valuation are not disclosed.

The Fund made no transfers between Levels 1 and 2 during the period ended December 31, 2015.  The following is a summary of the levels within each of the Portfolio’s investments as of December 31, 2015:

Growth Portfolio:

	Level 1		Level 2	Level 3
Common Stock	$ 34,173,881	(1)	$ -	$ -
Money Markets	654,410		-	-
Totals	$ 34,828,291		$ -	$ -

(1) All common stocks in the portfolio are Level 1 and further detail by industry is disclosed in the schedule of investments.

Government Securities Portfolio:

	Level 1	Level 2	Level 3
Government Agency Bonds	$ -	$ 9,564,438	$ -
Mortgage Backed Securities	-	5,058,657	-
Treasury Notes/Bonds/
Inflation Protected Securities	-	15,282,874	-
Corporate Bonds	-	2,957,958	-
Student Loan Asset Backed Securities	-	-	3,145,166
Money Markets	$ 1,093,207	-	-
Totals	$ 1,093,207	$ 32,863,927	$ 3,145,166

Changes in assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2015 were as follows (in thousands):

	Balance		Net Realized	Net Unrealized		Net Transfers	Net Transfers	Balance
	6/30/2015	Purchases	Gain(Loss)	Appreciation (Loss)	Sales	into Level 3	out of Level 3	12/31/2015
Student Loans	$3,289	$-	$-	($144)	$-	$-	$-	$3,145

3.

Federal Income Tax Information

Distributions paid during the years ended June 30, 2015 and 2014 totaled $942,318 and $525,412 for the Growth Portfolio, respectively, and $768,940 and $953,702 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes.  For the years ended June 30, 2015 and 2014, the Growth Portfolio distributed $2,293,481 and $1,940,182, respectively, in realized gains, which are characterized as long term capital gains for tax purposes.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences reflect the dissimilar character of certain income items, net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

Growth		Government Securities
Federal tax cost of investments	$ 26,879,240	$ 36,693,626

Unrealized appreciation	$ 15,869,965	$ 1,686,881
Unrealized depreciation	(667,104)	(75,899)
Net unrealized appreciation	$ 15,202,861	$ 1,610,982

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Growth	Government Securities
Net unrealized appreciation	$ 15,202,861	$ 1,610,982
Undistributed ordinary income	$ 163,762	$ 3,606
Undistributed capital gains	$ 6,981,105	$ 29,889
Accumulated capital losses	$ -	$ -

The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes is attributable to the deferral of capital losses occurring subsequent to October 31, 2014.  There were no post October 31, 2014 capital losses for either the Growth Portfolio nor the Government Securities Portfolio.  For tax purposes, such losses would be realized in the year ended June 30, 2016.  There were no accumulated capital loss carryovers for either the Growth Portfolio nor the Government Securities Portfolio.

4.

Fees, Expenses and Related Party Transactions

 Investment Advisory Services

The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Advisor) as the investment advisor for the Fund’s assets.

Under the investment advisory agreement the Advisor receives fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

Portfolio

Annual Fee Rate

Growth

.75%

Government Securities

.50%

Effective February 1, 2015, the Advisor agreed to voluntarily waive .25% of its investment advisory fee.  This voluntary waiver resulted in reduction of $49,591 in the Growth Portfolio investment advisory fee, and $48,271 in the Government Securities Portfolio investment advisory fee for the period ended December 31, 2015.  The Advisor can terminate this fee waiver upon 90 days notice to the Fund.

Administrative Services; Transfer Agent; Custodian

The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund.  The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of daily average net asset values.  The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund’s assets.  The Portfolios have recorded amounts payable to the custodian reflecting overdrafts, which occur in the ordinary course of business due to the timing of settlements.

Distribution Services

The Fund has selected Nelnet Capital, LLC (the Distributor), a related party through common management to the Advisor and Union Bank & Trust Company, to act as the underwriter and distributor of the fund’s shares. Retail shares for the Growth Portfolio include a maximum sales charge of 4.5%.  Retail shares for the Government Securities Portfolio include a maximum sales charge of 3.0%.  For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

Fees

Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $147,454 and $97,863, respectively, for such services during the period ended December 31, 2015. The Portfolios did not incur any fees under the custodian agreement.

At December 31, 2015, the following accrued investment advisory and administrative fees were payable to the Advisor and Administrator.

Payable to

Payable to

Advisor

Administrator

     Total

Growth Portfolio	$15,824	$ 7,912	$ 23,736
Government Securities Portfolio	7,969	7,968	15,937

Brokerage Services

In addition to the amounts paid by the Portfolios under advisory, custodian and administration agreements, the Portfolios can use Nelnet Capital, LLC, a related party, to effect security trades on their behalf.  For the period ended December 31, 2015, the Growth Portfolio paid $1,515 in commissions to Nelnet Capital, LLC. The Investment Advisor seeks best execution when selecting brokers to effect trades on behalf of the Portfolios.  As is customary in the industry, the investment advisor evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

Ownership of Fund Shares by Management

At December 31, 2015, directors, officers and employees of the Fund, the Advisor and Administrator and their immediate families held the following in each Portfolio under UBATCO & Co., nominee name for Union Bank & Trust Company:

Shares

Value

Growth Portfolio Institutional Class	37,331	$ 576,017
Growth Portfolio Retail Class	-	-
Government Securities Portfolio Institutional Class	9,605	96,534
Government Securities Portfolio Retail Class	-	-

At December 31, 2015, UBATCO & Co. held the following in each Portfolio:

Shares

Value

Growth Portfolio Institutional Class	2,247,764	$ 34,682,997
Growth Portfolio Retail Class	5,083	76,951
Government Securities Portfolio Institutional Class	3,712,243	37,308,039
Government Securities Portfolio Retail Class	-	-

5.

Securities Transactions

Purchases of securities and proceeds from sales, excluding short-term securities and US Government obligations, were as follows for each Portfolio for the period ended December 31, 2015:

Proceeds

Purchases

Proceeds

from Calls

of Securities

from Sales

& Maturities

Growth Portfolio	$ 1,791,880	$ 7,069,877	$ -
Government Securities Portfolio	1,504,455	-	1,223,289

6.

Capital Share Transactions

The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

Transactions in the capital stock of each Portfolio for the period ended December 31, 2015 were as follows:

Growth

Growth

Portfolio

Portfolio

Institutional Shares

Retail Shares

Transactions in shares:

Shares sold	87,642	-
Shares redeemed	(179,065)	(4)
Reinvested dividends	294,433	2,275
Net increase (decrease)	203,010	2,271

Growth

Growth

Portfolio

Portfolio

Institutional Shares

Retail Shares

Transactions in dollars:

Dollars sold	1,633,722	$ -
Dollars redeemed	(3,358,276)	(81)
Reinvested dividends	4,600,811	34,893
Net increase (decrease)	$ 2,876,257	$ 34,812

Government

Government

Securities Portfolio

Securities Portfolio

Institutional Shares

Retail Shares

Transactions in shares:

Shares sold	366,884	-
Shares redeemed	(444,208)	-
Reinvested dividends	17,862	3
Net increase (decrease)	(59,462)	3

Government

Government

Securities Portfolio

Securities Portfolio

Institutional Shares

Retail Shares

Transactions in dollars:

Dollars sold	$ 3,718,095	$ -
Dollars redeemed	(4,495,988)	-
Reinvested dividends	180,922	-
Net increase (decrease)	$ (596,971)	$ 35

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of Stratus Fund, Inc. oversees the management of the Fund and its investment portfolios, the Government Securities Portfolio and Growth Portfolio (the "Portfolios"), and  as  required by  law,  determines annually whether to  approve the continuance of the Investment Advisory Agreement with Union Investment Advisors ("UIA").  At a meeting held on August 13, 2015, the Board of Directors (the "Board"), including a majority of the independent directors attending the meeting in person, approved the continuance of the Investment Advisory Agreement for another year.

In preparation for the meeting, the Board received and evaluated information supplied by UIA in response to a letter prepared by independent legal counsel to the independent directors, which requested information relevant to approval of the Investment Advisory Agreement.  The Board considered the factors discussed below in evaluating the continuation of the Investment Advisory Agreement.

The Board reviewed the nature and extent of the services provided by UIA under the Investment Advisory Agreement.  The Investment Advisory Agreement provides that UIA shall provide certain services in connection with advising the Portfolios.  The Board concluded that UIA is providing comparable services as similarly situated investment advisers at a rate that is, with the present fee waiver, below that charged by such other advisers and that UIA’s services contribute to the Portfolios’ positive performance. The Investment Advisory Agreement provides that UIA’s officers must have certain experience and credentials associated with advising the Portfolios. The Board reviewed the credentials and experience of the officers of UIA providing services under the Investment Advisory Agreement and concluded that UIA is qualified to provide and is providing services in accordance with the Investment Advisory Agreement.  Based on such review, the Board concluded that the nature and quality of services provided by UIA under the Investment Advisory Agreement were appropriate.

The Board reviewed the performance of the Portfolios during the past one-, three-, five-, and ten-year time periods against the performance of funds advised by other advisers with investment strategies comparable to those of the Portfolios, and the performance of the Portfolios relative to benchmark indices.  The Board noted that the performance of the Government Securities Portfolio was slightly below that of its benchmark for the time periods presented.  However, the Government Securities Portfolio outperformed its peer group for all such time periods except the three-year time period.  The Board noted that the performance of the Growth Portfolio had exceeded its peer group for the past year, but was lagging behind its benchmark and its peer group for most time periods presented, but the Board was pleased with the consistency and analytic approach used by the investment adviser in its investment management of the Growth Portfolio and, therefore, deemed the performance of the Growth Portfolio to be satisfactory. The Board was ultimately satisfied with the investment adviser’s approach and techniques for managing both Portfolios.

In reviewing the advisory fee rate for the Portfolios under the Investment Advisory Agreement, the Board compared the Portfolios' effective contractual advisory fee rates and total expense ratios with those for comparable funds.  The Board noted that the advisory fee rates for both Portfolios, with the present fee waivers, were lower than those of funds advised by other advisers with investment strategies comparable to those of the respective Portfolios.  The total expense ratio for both funds, with the present fee waivers, were also below that for comparable funds.  Consequently, the Board considered the Portfolios' advisory fees to be satisfactory.  The Board also considered the fees charged by affiliates of UIA for investment advisory services provided to clients other than mutual funds and concluded that those fees are roughly comparable to the fees paid by the Portfolios.

The Board concluded that possible economies of scale that might be realized by UIA in management of the Portfolios were not relevant to its deliberation because the Portfolios had not grown in size in recent years.

OTHER INFORMATION

The Fund provides a complete list of its portfolio holdings four times each fiscal year, as of the end of each quarter.  For the second and fourth fiscal quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders.  For the first and third fiscal quarters, the Fund files the list with the Securities and Exchange Commission on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C.  You can obtain information on the operation of the public reference room, including information about duplicating fee charges, by calling 1-800-SEC-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.  The SEC file number for the Fund is 811-6259.  The Fund makes the information on Form N-Q available to shareholders upon request made by calling (888) 769-2362.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request made by calling (888) 769-2362.  The information is also available on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2015, is available, without charge, upon request made by calling (888) 769-2362.  The information is also available on the Commission’s website at http://www.sec.gov.

Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert

Not applicable.

Item 4.  Principal Accountant Fees and Services

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

A schedule of investments for the Fund’s investment portfolios is included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors during the period covered by this report.

Item 11.  Controls and Procedures

An evaluation was performed by the officers of the Fund, including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund’s disclosure controls and procedures.  Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund’s principal executive officer and principal financial officer concluded that the Fund’s disclosure controls and procedures were reasonably designed and effectively operate so as to ensure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer.  There have been no significant changes in the Fund’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12.  Exhibits

(a)

(1)

Not applicable to semi-annual reports.

(2)

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act.

(3)

Not applicable.

(b)

Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross

President

(Principal Executive Officer)

Date:  February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross

President

(Principal Executive Officer)

Date:  February 29, 2016

By /s/ Jeffrey Jewell _

Jeffrey Jewell

Vice-President and Chief Financial Officer

(Principal Financial Officer)

Date:  February 29, 2016